Document and Entity Information - USD ($)	12 Months Ended
	Feb. 29, 2016	May 24, 2016	Aug. 31, 2015
Document And Entity Information
Entity Registrant Name	MetaStat, Inc.
Entity Central Index Key	0001404943
Document Type	POS AM
Document Period End Date	Feb. 29, 2016
Amendment Flag	false
Current Fiscal Year End Date	--02-29
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		1,876,201
Entity Public Float			$ 5,100,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016
Trading symbol	MTST